Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.25 par value
Amount Registered | shares	6,037,400
Maximum Aggregate Offering Price	$ 92,191,040.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,731.58
Rule 457(f)	true
Amount of Securities Received | shares	1,152,388
Value of Securities Received, Per Share	80.00
Value of Securities Received	$ 92,191,040.00
Fee Note MAOP	$ 92,191,040.00
Offering Note	The amount in the "Amount Registered" column represents the maximum number of shares of ODNB Financial Corporation ("ODNB") common stock, $0.25 par value per share, to be issuable upon completion of the merger by and between ODNB and National Capital Bancorp, Inc. ("NACB") described in the enclosed joint proxy statement/prospectus and the merger agreement. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee as required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(1) promulgated thereunder. NACB common shares are traded on the OTC Market Group's OTCID Basic Market. Therefore, the maximum aggregate offering price has been calculated as the product of (i) $80.00, the average of the bid and asked price per NACB common share as reported on the OTC Market Group's OTCID Basic Market as of July 27, 2026, and (ii) 1,152,388, the number of NACB common shares to be exchanged in the merger. Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001381.